Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2023
Entity Registrant Name	dei_EntityRegistrantName	CAVANAL HILL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000864508
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2022
Prospectus Date	rr_ProspectusDate	Dec. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Government Securities Money Market Fund | Cash Management Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NONE
Government Securities Money Market Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APHXX
Government Securities Money Market Fund | Administrative
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APCXX
Government Securities Money Market Fund | Service
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APFXX
Government Securities Money Market Fund | Select
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APSXX
Government Securities Money Market Fund | Premier
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APPXX